Label	Element	Value
Supplement - Small Cap Fund Administrator Expense Cap and Benchmark Restated table 2.16.21 | Small Cap Fund (formerly Wells Fargo Intrinsic Small Cap Value Fund)
Prospectus:	rr_ProspectusTable
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2019
Supplement - Small Cap Fund Administrator Expense Cap and Benchmark Restated table 2.16.21 | Small Cap Fund (formerly Wells Fargo Intrinsic Small Cap Value Fund) | Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	6.99%
10 Years	rr_AverageAnnualReturnYear10	10.56%
Supplement - Small Cap Fund Administrator Expense Cap and Benchmark Restated table 2.16.21 | Small Cap Fund (formerly Wells Fargo Intrinsic Small Cap Value Fund) | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.52%	[2]
5 Years	rr_AverageAnnualReturnYear05	8.23%	[2]
10 Years	rr_AverageAnnualReturnYear10	11.83%	[2]
Supplement - Small Cap Fund Administrator Expense Cap and Benchmark Restated table 2.16.21 | Small Cap Fund (formerly Wells Fargo Intrinsic Small Cap Value Fund) | Admin
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	757
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,748
1 Year	rr_AverageAnnualReturnYear01	27.98%
5 Years	rr_AverageAnnualReturnYear05	6.63%
10 Years	rr_AverageAnnualReturnYear10	10.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
Supplement - Small Cap Fund Administrator Expense Cap and Benchmark Restated table 2.16.21 | Small Cap Fund (formerly Wells Fargo Intrinsic Small Cap Value Fund) | Admin | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	25.98%
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	10.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
Supplement - Small Cap Fund Administrator Expense Cap and Benchmark Restated table 2.16.21 | Small Cap Fund (formerly Wells Fargo Intrinsic Small Cap Value Fund) | Admin | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.77%
5 Years	rr_AverageAnnualReturnYear05	5.16%
10 Years	rr_AverageAnnualReturnYear10	8.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.

[2]
1.	The Fund has changed its benchmark from the Russell 2000® Value Index to the Russell 2000® Index to more accurately reflect the strategy of the Fund.

[3]
2.	The Manager has contractually committed through July 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.